DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Debt and Credit Facilities

NOTE 5. DEBT AND CREDIT FACILITIES

COMMITTED LINES OF CREDIT

At December 31, 2011, Sempra Energy Consolidated had $3.8 billion in committed lines of credit to provide liquidity and to support commercial paper and variable-rate demand notes, the major components of which we detail below. Available unused credit on these lines at December 31, 2011 was $2.7 billion.

Sempra Energy

Sempra Energy has a $1 billion, four-year syndicated revolving credit agreement expiring in October 2014. Citibank, N.A. serves as administrative agent for the syndicate of 23 lenders. No single lender has greater than a 7-percent share.

Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy's credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. The actual ratio at December 31, 2011, calculated as defined in the agreement, was 50.9 percent. The facility also provides for issuance of up to $400 million of letters of credit on behalf of Sempra Energy with the amount of borrowings otherwise available under the facility reduced by the amount of outstanding letters of credit.

At December 31, 2011, Sempra Energy had $8 million of variable-rate demand notes outstanding supported by the facility.

Sempra Global

Sempra Global has a $2 billion, four-year syndicated revolving credit agreement expiring in October 2014. Citibank, N.A. serves as administrative agent for the syndicate of 23 lenders. No single lender has greater than a 7-percent share.

Sempra Energy guarantees Sempra Global's obligations under the credit facility. Borrowings bear interest at benchmark rates plus a margin that varies with market index rates and Sempra Energy's credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter.

At December 31, 2011, Sempra Global had $821 million of commercial paper outstanding supported by the facility. At December 31, 2011 and 2010, respectively, $400 million and $800 million of commercial paper outstanding is classified as long-term debt based on management's intent and ability to maintain this level of borrowing on a long-term basis either supported by this credit facility or by issuing long-term debt. This classification has no impact on cash flows.

California Utilities

SDG&E and SoCalGas have a combined $800 million, four-year syndicated revolving credit agreement expiring in October 2014. JPMorgan Chase Bank serves as administrative agent for the syndicate of 22 lenders. No single lender has greater than a 7-percent share. The agreement permits each utility to individually borrow up to $600 million, subject to a combined limit of $800 million for both utilities. It also provides for the issuance of letters of credit on behalf of each utility subject to a combined letter of credit commitment of $200 million for both utilities. The amount of borrowings otherwise available under the facility is reduced by the amount of outstanding letters of credit.

Borrowings under the facility bear interest at benchmark rates plus a margin that varies with market index rates and the borrowing utility's credit ratings. The agreement requires each utility to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. The actual ratios for SDG&E and SoCalGas at December 31, 2011, calculated as defined in the agreement, were 49.2 percent and 37.6 percent, respectively.

Each utility's obligations under the agreement are individual obligations, and a default by one utility would not constitute a default by the other utility or preclude borrowings by, or the issuance of letters of credit on behalf of, the other utility.

At December 31, 2011, SDG&E and SoCalGas had no outstanding borrowings and SDG&E had $237 million variable-rate demand notes outstanding supported by the facility. Available unused credit on the lines at December 31, 2011 was $363 million at SDG&E and $563 million at SoCalGas. SoCalGas' availability reflects the impact of SDG&E's use of the combined credit available on the line.

GUARANTEES

RBS Sempra Commodities

As we discuss in Note 4, in 2010 and early 2011, Sempra Energy, RBS and RBS Sempra Commodities sold substantially all of the businesses and assets within the partnership in four separate transactions. In connection with each of these transactions, the buyers were, subject to certain qualifications, obligated to replace any guarantees that we had issued in connection with the applicable businesses sold with guarantees of their own. At December 31, 2011, the buyers have substantially completed this process for those counterparties with existing, open positions. For those guarantees which have not been replaced, the buyers are obligated to indemnify us in accordance with the applicable transaction documents for any claims or losses in connection with the guarantees that we issued associated with the businesses sold. We provide additional information in Note 1.

At December 31, 2011, RBS Sempra Commodities no longer requires significant working capital support. However, we have provided back-up guarantees for a portion of RBS Sempra Commodities' remaining trading obligations. A few of these back-up guarantees may continue for a prolonged period of time. RBS has fully indemnified us for any claims or losses in connection with these arrangements, with the exception of those obligations for which JP Morgan has agreed to indemnify us. We discuss the indemnification release in Note 4.

RBS Sempra Commodities' net trading liabilities supported by Sempra Energy's guarantees at December 31, 2011 were $1 million, consisting of guaranteed trading obligations net of collateral. The amount of guaranteed net trading liabilities varies from day to day with the value of the trading obligations and related collateral.

Other Guarantees

Sempra Renewables and BP Wind Energy currently hold 50-percent interests in Fowler Ridge 2 and Cedar Creek 2. After completion of these projects and obtaining term financing in 2010, proceeds from the term loans were used to return $180 million and $95 million, respectively, of each owner's investments in the joint venture. The term loan of $348 million obtained by Fowler Ridge 2 expires in August 2022, and the $275 million term loan obtained by Cedar Creek 2 expires in June 2029. The term loan agreements require Sempra Renewables and BP Wind Energy to return cash to the projects in the event that the projects do not meet certain cash flow criteria or in the event that the projects' debt service and operation and maintenance reserve accounts are not maintained at specific thresholds. Sempra Renewables recorded liabilities of $9 million in 2010 and $3 million in 2011 for the fair value of its obligations associated with the cash flow requirements, which constitute guarantees. The liabilities are being amortized over their expected lives. The outstanding loans are not guaranteed by the partners.

WEIGHTED AVERAGE INTEREST RATES

The weighted average interest rates on the total short-term debt outstanding at Sempra Energy were 0.93 percent and 0.46 percent at December 31, 2011 and December 31, 2010, respectively. The weighted average interest rates at December 31, 2011 and 2010 include interest rates for commercial paper borrowings classified as long-term, as we discuss above.

LONG-TERM DEBT

The following tables show the detail and maturities of long-term debt outstanding:

LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2011	2010
SDG&E
First mortgage bonds:
6.8% June 1, 2015	$14	$14
5.3% November 15, 2015	250	250
Variable rate (0.08% at December 31, 2011) July 1, 2018(1)	161	161
5.85% June 1, 2021(1)	60	60
3% August 15, 2021	350	―
6% June 1, 2026	250	250
5% to 5.25% December 1, 2027(1)	150	150
5.875% January and February 2034(1)	176	176
5.35% May 15, 2035	250	250
6.125% September 15, 2037	250	250
Variable rate (0.90% at December 31, 2011) May 1, 2039(1)	75	75
6% June 1, 2039	300	300
5.35% May 15, 2040	250	250
4.5% August 15, 2040	500	500
3.95% November 15, 2041	250	―
	3,286	2,686
Other long-term debt (unsecured unless otherwise noted):
5.9% Notes June 1, 2014	130	130
5.3% Notes July 1, 2021(1)	39	39
5.5% Notes December 1, 2021(1)	60	60
4.9% Notes March 1, 2023(1)	25	25
OMEC LLC loan at variable rates (5.2925% at December 31, 2011)
payable 2012 through April 2019 (secured by plant assets)	355	365
Capital lease obligations:
Purchased-power agreements	180	182
Other	13	20
	802	821
	4,088	3,507
Current portion of long-term debt	(19)	(19)
Unamortized discount on long-term debt	(11)	(9)
Total SDG&E	4,058	3,479

SoCalGas
First mortgage bonds:
4.375% January 15, 2011, including $150 at variable rates after
fixed-to-floating rate swaps	―	250
4.8% October 1, 2012	250	250
5.5% March 15, 2014	250	250
5.45% April 15, 2018	250	250
5.75% November 15, 2035	250	250
5.125% November 15, 2040	300	300
	1,300	1,550
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(1)	8	8
5.67% Notes January 18, 2028	5	5
Capital lease obligations	11	19
Market value adjustments for interest rate swap, net (expired January 18, 2011)	―	3
	24	35
	1,324	1,585
Current portion of long-term debt	(257)	(262)
Unamortized discount on long-term debt	(3)	(3)
Total SoCalGas	1,064	1,320

LONG-TERM DEBT (Continued)
(Dollars in millions)
	December 31,
	2011	2010
Sempra Energy
Other long-term debt (unsecured):
6% Notes February 1, 2013	400	400
8.9% Notes November 15, 2013, including $200 at variable rates after fixed-to-floating
rate swaps effective January 2011 (8.19% at December 31, 2011)	250	250
2% Notes March 15, 2014	500	―
Notes at variable rates (1.22% at December 31, 2011) March 15, 2014	300	―
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.86% at December 31, 2011)	750	750
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
6% Notes October 15, 2039	750	750
Employee Stock Ownership Plan Bonds at variable rates payable on demand
(0.40% at December 31, 2011) November 1, 2014(1)	8	32
Market value adjustments for interest rate swaps, net (expire November 2013 and June 2016)	16	―

Sempra Global
Other long-term debt (unsecured):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.74% weighted average at December 31, 2011)	400	800

Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
2.75% Series A Bonds October 30, 2014(1)	24	―
4.25% Series B Bonds October 30, 2030(1)	202	―
Luz del Sur
Notes at 5.72% to 7.91% payable 2012 through 2021	185	―
Bank loans 5.45% to 6.75% payable 2012 through 2016	41	―

Sempra Natural Gas
First mortgage bonds (Mobile Gas):
6.9% payable 2011 through 2017	―	7
8.75% payable 2011 through 2022	―	8
7.48% payable 2011 through 2023	―	5
4.14% September 30, 2021	20	―
5% September 30, 2031	42	―
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 5.05% payable 2012 through 2013(1)	24	52
9% Notes May 13, 2013	1	1
8.45% Notes payable 2012 through 2017, secured	29	32
4.5% Notes July 1, 2024, secured(1)	21	117
Industrial development bonds at variable rates (0.08% at December 31, 2011)
August 1, 2037, secured(1)	55	55
	5,018	4,259
Current portion of long-term debt	(60)	(68)
Unamortized discount on long-term debt	(9)	(10)
Unamortized premium on long-term debt	7	―
Total other Sempra Energy	4,956	4,181
Total Sempra Energy Consolidated	$10,078	$8,980
(1)	Callable long-term debt.

MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
2012	$10	$250	$60	$320
2013	10	―	706	716
2014	140	250	881	1,271
2015	274	―	42	316
2016	10	8	768	786
Thereafter	3,451	805	2,545	6,801
Total	$3,895	$1,313	$5,002	$10,210
(1)	Excludes capital lease obligations and market value adjustments for interest rate swaps.

Various long-term obligations totaling $5.1 billion at Sempra Energy at December 31, 2011 are unsecured. This includes unsecured long-term obligations totaling $254 million at SDG&E and $13 million at SoCalGas.

CALLABLE LONG-TERM DEBT

At the option of Sempra Energy, SDG&E and SoCalGas, certain debt is callable subject to premiums at various dates:

CALLABLE LONG-TERM DEBT
(Dollars in millions)
					Total
				Other	Sempra
				Sempra	Energy
	SDG&E	SoCalGas		Energy	Consolidated
2012	$221	$	―	$132	$353
2013	45		―	―	45
2014	124		―	202	326
2015	105		―	―	105
2016	―		8	―	8
after 2016	251		―	―	251
Total	$746		$8	$334	$1,088
Callable bonds subject to make-whole provisions	$2,650		$1,300	$3,741	$7,691

In addition, the OMEC LLC project financing loan discussed in Note 1, with $355 million of borrowings at December 31, 2011, may be prepaid at the borrowers' option.

FIRST MORTGAGE BONDS

The California Utilities issue first mortgage bonds which are secured by a lien on utility plant. The California Utilities may issue additional first mortgage bonds upon compliance with the provisions of their bond agreements (indentures). These indentures require, among other things, the satisfaction of pro forma earnings-coverage tests on first mortgage bond interest and the availability of sufficient mortgaged property to support the additional bonds, after giving effect to prior bond redemptions. The most restrictive of these tests (the property test) would permit the issuance, subject to CPUC authorization, of an additional $3.3 billion of first mortgage bonds at SDG&E and $817 million at SoCalGas at December 31, 2011.

Mobile Gas also issues first mortgage bonds secured by utility plant.

In August 2011, SDG&E publicly offered and sold $350 million of 3-percent first mortgage bonds maturing in 2021. In November 2011, SDG&E publicly offered and sold $250 million of 3.95-percent first mortgage bonds maturing in 2041.

In September 2011, Mobile Gas privately placed $20 million of 4.14-percent first mortgage bonds and $42 million of 5-percent first mortgage bonds, maturing in 2021 and 2031, respectively.

INDUSTRIAL DEVELOPMENT BONDS

SDG&E

In June 2009, SDG&E remarketed $176 million of industrial development bonds at a fixed rate of 5.875 percent, maturing in 2034. The bonds were initially issued as insured, auction-rate securities, the proceeds of which were loaned to SDG&E, and are repaid with payments on SDG&E first mortgage bonds that have terms corresponding to those of the industrial development bonds that they secure. Prior to SDG&E's remarketing of the remaining bonds in 2009, SDG&E had purchased $152 million of the bonds from Sempra Energy. SDG&E also has $161 million of industrial development bonds outstanding with a variable interest rate that resets on a weekly basis.

Sempra Natural Gas

To secure an approved exemption from sales and use tax, Sempra Natural Gas has incurred through December 31, 2011, $201 million ($84 million in 2011, $42 million in 2010, and $75 million in 2009) out of a maximum available $265 million of long-term debt related to the construction and equipping of its Mississippi Hub natural gas storage facility. After a redemption of $180 million in December 2011, the debt balance remaining at December 31, 2011, is $21 million. The debt is payable to the Mississippi Business Finance Corporation (MBFC), and we recorded bonds receivable from the MBFC for the same amount. Both the financing obligation and the bonds receivable have interest rates of 4.5 percent and are due on July 1, 2024.

OTHER LONG-TERM DEBT

In March 2011, Sempra Energy publicly offered and sold $500 million of 2-percent notes and $300 million of floating rate notes (1.22 percent as of December 31, 2011), both maturing in 2014. The floating rate notes bear interest at a rate equal to the three-month London interbank offered rate (LIBOR) plus 0.76 percent. The interest rate is reset quarterly.

Chilquinta Energía has outstanding Series A and Series B Chilean public bonds with maturity dates in 2014 and 2030, respectively, and stated interest rates of 2.75 percent and 4.25 percent, respectively. The bonds and related interest are denominated in Chilean Unidades de Fomento. The Chilean Unidad de Fomento is a unit of account used in Chile that is adjusted for inflation, and its value is quoted in Chilean Pesos. In 2009, Parent and Other purchased $58 million of the 2.75-percent bonds, which are eliminated in consolidation.  Net of this elimination, as of December 31, 2011, the outstanding balance on these bonds was $226 million ($24 million of Series A and $202 million of Series B).

Luz del Sur has outstanding Peruvian corporate bonds, denominated in the local currency, with maturity dates ranging from 2012 through 2021 at fixed interest rates ranging from 5.72 percent to 7.91 percent.  As of December 31, 2011, the outstanding balance on these bonds was $185 million. Additionally, Luz del Sur has outstanding bank loans with maturity dates ranging from 2012 through 2016 at interest rates ranging from 5.45 percent to 6.75 percent. As of December 31, 2011, the outstanding balance on the bank loans was $41 million.

DEBT OF EMPLOYEE STOCK OWNERSHIP PLAN (ESOP) AND TRUST (TRUST)

The ESOP covers substantially all U.S. based Sempra Energy employees, including those of SDG&E and SoCalGas. The Trust is used to fund part of the retirement savings plan described in Note 8. The bonds of the ESOP are payable by the Trust and mature in 2014. Because the bonds outstanding at December 31, 2011 are payable on demand, we have classified them as short-term.

The remaining $8 million of these bonds are being repriced weekly through maturity. ESOP debt was paid down by a total of $64 million during the last three years when 1 million shares of Sempra Energy common stock were released from the Trust in order to fund employer contributions to the Sempra Energy savings plan trust. Interest on the ESOP debt was a negligible amount in 2011, $2 million in 2010 and $3 million in 2009. Dividends used for debt service amounted to $1 million in 2011, $1 million in 2010 and $2 million in 2009.

INTEREST RATE SWAPS

We discuss our fair value interest rate swaps and interest rate swaps to hedge cash flows in Note 10.